Concentration of Credit Risk (Details) (USD $)	12 Months Ended
Jan. 28, 2012
Concentration risk
Percentage of increase or decrease in interest rates affecting income before income taxes	1.00%
Amount of effect of one percent increase or decrease in interest rates on income before income taxes	$ 20,000,000
Percentage of increase or decrease in interest rates affecting fair value of long-term fixed rate debt	1.00%
Amount of effect of one percent increase or decrease in interest rates on fair value of long-term fixed rate debt	26,000,000
Minimum [Member]
Concentration risk
Balance deposited with federally-insured financial institutions	250,000
Maximum [Member]
Concentration risk
Aggregate account balance is subjected to be insured by the Federal Deposit Insurance Corporation	$ 250,000
Maturity of short-term interest bearing securities to be considered as cash and cash equivalents	90 days